Consolidated Statements of Changes in Shareholders’ Equity - CNY (¥)		Ordinary shares	Treasury Stock	Additional paid-in capital	Accumulated other comprehensive (losses)/ income	Retained earnings	Non-controlling interest	Total
Balance at Dec. 31, 2019				¥ 937,589,515	¥ (2,119,412)	¥ 2,662,145,649		¥ 3,598,532,495
Balance (in Shares) at Dec. 31, 2019		916,743
Cumulative effect from change in accounting policies	[1]					(17,870,376)		(17,870,376)
Cumulative effect from change in accounting policies (in Shares)	[1]
Net income						114,852,526		114,852,526
Foreign currency translation adjustment					(16,166,094)			(16,166,094)
Unrealized losses on investment securities					(171,040)			(171,040)
Share-based compensation				62,073,367				62,073,367
Balance at Dec. 31, 2020				999,662,882	(18,456,546)	2,759,127,799		3,741,250,878
Balance (in Shares) at Dec. 31, 2020		916,743
Net income						65,207,464		65,207,464
Foreign currency translation adjustment					(6,936,969)			(6,936,969)
Share-based compensation				18,766,367				18,766,367
Balance at Dec. 31, 2021				1,018,429,249	(25,393,515)	2,824,335,263		3,818,287,740
Balance (in Shares) at Dec. 31, 2021		916,743
Repurchase of treasury stock			(87,631,475)					(87,631,475)
Net income						134,381,032	970,379	135,351,411
Foreign currency translation adjustment					15,181,518			15,181,518
Share-based compensation				5,774,266				5,774,266
Contributions from non-controlling interests							50,750,000	50,750,000
Balance at Dec. 31, 2022			¥ (87,631,475)	¥ 1,024,203,515	¥ (10,211,997)	¥ 2,958,716,295	¥ 51,720,379	¥ 3,937,713,460
Balance (in Shares) at Dec. 31, 2022		916,743

[1]	We adopted CECL effective January 1, 2020. For additional information, see Note 2 (Summary of Significant Accounting Policies) for more information.